Average Annual Total Returns	12 Months Ended	58 Months Ended		60 Months Ended	120 Months Ended	139 Months Ended	172 Months Ended	203 Months Ended	271 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.24%)	[1]	(0.33%)	1.35%
Morningstar LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.15%	7.24%	[1]	6.09%	5.41%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.19%			4.20%	5.16%
Lipper Global High Yield Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	7.81%			3.28%	4.08%
Bloomberg U.S. Long Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(2.01%)			(1.92%)	2.11%
Lipper Corporate Debt Funds BBB-Rated Average
Prospectus [Line Items]
Average Annual Return, Percent	2.15%			0.06%	1.94%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.14%			5.51%	4.97%
Performance Inception Date								Jan. 31, 2008
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.46%			2.88%	2.65%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.05%	2.76%
T. Rowe Price Institutional Floating Rate Fund-F Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.01%			5.38%	4.84%
Performance Inception Date							Aug. 27, 2010
T. Rowe Price Institutional Floating Rate Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	7.07%
Performance Inception Date		Mar. 10, 2020
T. Rowe Price Institutional Floating Rate Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.32%
T. Rowe Price Institutional High Yield Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.80%			3.63%	4.79%
Performance Inception Date									May 31, 2002
T. Rowe Price Institutional High Yield Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.92%			1.10%	2.16%
T. Rowe Price Institutional High Yield Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.97%			1.65%	2.47%
T. Rowe Price Institutional Long Duration Credit Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.46%)			(1.41%)	2.33%
Performance Inception Date						Jun. 03, 2013
T. Rowe Price Institutional Long Duration Credit Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.61%)			(3.47%)	0.13%
T. Rowe Price Institutional Long Duration Credit Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.85%)			(1.73%)	1.01%

[1]	Return since 3/10/20.